Loans and advances to banks (Tables)	12 Months Ended
Dec. 31, 2023
Loans and advances to banks [Abstract]
Schedule of loans and advances to banks

Loans and advances to banks
	Netherlands		Rest of the world		Total
in EUR million	2023	2022	2023	2022	2023	2022
Loans and advances to banks	9,453	23,463	7,286	11,679	16,739	35,141
Loan loss provisions	-11	-12	-18	-26	-30	-37
	9,441	23,451	7,268	11,653	16,709	35,104